Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Dec. 31, 2013
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 299,408,949 and 282,578,957 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]
USD ($)

Dec. 31, 2013
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 299,408,949 and 282,578,957 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]
CNY

Dec. 31, 2012
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 299,408,949 and 282,578,957 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]
CNY

Dec. 31, 2013
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]
USD ($)

Dec. 31, 2013
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]
CNY

Dec. 31, 2012
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]
CNY

Current assets:
Cash and cash equivalents	$ 216,089	1,308,138	916,169
Restricted cash	1,652	10,000	0
Term deposits	15,474	93,672	235,000
Accounts receivable, net	58,374	353,379	280,987
Amounts due from related parties	20,675	125,158	63,811
Prepayment and other current assets	4,610	27,911	42,557
Deferred tax assets	3,763	22,779	17,504
Total current assets	320,637	1,941,037	1,556,028
Non-current assets:
Property and equipment, net	15,714	95,126	102,547
Intangible assets, net	1,308	7,919	9,488
Other non-current assets	2,094	12,678	13,104
Total non-current assets	19,116	115,723	125,139
Total assets	339,753	2,056,760	1,681,167
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB269,152 and RMB381,897 (US$63,085) as of December 31, 2012 and 2013, respectively. Note 1):
Accounts payable	36,111	218,604	154,637
Amounts due to related parties	3,475	21,034	1,806
Advances from customers	1,773	10,732	5,884
Taxes payable	9,604	58,140	40,156
Salary and welfare payable	16,326	98,831	63,631
Accrued expenses and other current liabilities	10,267	62,153	40,717
Total current liabilities	77,556	469,494	306,831
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB7,996 and RMB12,231 (US$2,020) as of December 31, 2012 and 2013, respectively. Note 1)	2,020	12,231	7,996
Total liabilities	79,576	481,725	314,827
Commitments and contingencies (Note 18)
Shareholders' equity:
Ordinary shares				3,061	18,530	19,575	3,643	22,053	22,053
Additional paid-in capital	286,600	1,734,993	1,785,597
Treasury stock (40,800 and nil shares as of December 31,2012 and 2013, respectively)	0	0	(112)
Statutory reserves	8,314	50,330	31,985
Accumulated deficit	(32,146)	(194,601)	(455,810)
Accumulated other comprehensive loss	(9,932)	(60,127)	(36,948)
Total Phoenix New Media Limited shareholders' equity	259,540	1,571,178	1,366,340
Noncontrolling interests	637	3,857	0
Total shareholders' equity	260,177	1,575,035	1,366,340
Total liabilities and shareholders' equity	$ 339,753	2,056,760	1,681,167